FAIR-VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2024
FAIR-VALUE MEASUREMENT
FAIR-VALUE MEASUREMENT

9. FAIR-VALUE MEASUREMENT

Fair-value measurement on a recurring basis

As of December 31, 2023 and 2024, the financial assets measured at fair value on a recurring basis mainly consist of available-for-sale investments and equity securities with readily determinable fair value. Available-for-sale investment includes convertible bonds and redeemable preferred shares, which are recorded in short-term and long-term investments. The fair value hierarchy of these investments as of December 31, 2023 and 2024 are as follows:

	As of December 31, 2023
	Quoted Prices in		Significant
	Active Market for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Descriptions	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Short-term investments:
Convertible bonds	—	1,112	4,041	5,153
Long-term investments:
Convertible bonds	—	5,733	—	5,733
Redeemable preferred shares	—	9,656	8,147	17,803
Equity securities with readily determinable fair value	853	—	—	853
Total:	853	16,501	12,188	29,542

9. FAIR-VALUE MEASUREMENT - CONTINUED

Fair-value measurement on a recurring basis - continued

	As of December 31, 2024
	Quoted Prices in		Significant
	Active Market for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Descriptions	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Short-term investments:
Convertible bonds	—	—	997	997
Long-term investments:
Convertible bonds	—	—	10,983	10,983
Redeemable preferred shares	—	—	15,683	15,683
Equity securities with readily determinable fair value	670	—	—	670
Total:	670	—	27,663	28,333

The Group measured the fair value of equity securities with readily determinable fair value based on the quoted market price and classified as level 1 investments.

The Group measured the fair value of the convertible bonds based on the respective principals, expected returns and the estimated conversion value by using the binomial tree model. Those convertible bonds are classified in Level 2 or Level 3 depending on whether significant unobservable inputs are used in the fair value determination.

The Group measured the fair value of the redeemable preferred shares based on the recent transactions or based on the market approach when no recent transactions are available. Recent transactions include the purchase price agreed by an independent third party for an investment with similar terms. These investments are classified as level 2 measurement. When no recent transactions are available, a market approach will be used by the Company to measure fair value. The market approach takes into consideration a number of factors including market multiple and discount rates from traded companies in the industry and requires the Company to make certain assumptions and estimates regarding industry factors. Specifically, some of the significant unobservable inputs included the investee’s historical earning, discount of lack of marketability, investee’s time to initial public offering as well as related volatility. The Company has classified these as level 3 measurement. The assumptions are inherently uncertain and subjective. Changes in any unobservable inputs may have a significant impact on the fair values.

9. FAIR-VALUE MEASUREMENT - CONTINUED

Fair-value measurement on a recurring basis - continued

There were certain redeemable preferred shares and convertible bonds transferred from level 2 to level 3 during the years ended December 31, 2023 and 2024. The following table provides additional information about the reconciliation of the fair value measurements of assets using significant unobservable inputs (level 3).

Level 3
investments
US$
Balance as of December 31, 2022	21,181
Transfer to level 2	(11,565)
Transfer from level 2	5,218
Realized gain	31
Unrealized loss	(1,417)
Disposal	(1,260)
Balance as of December 31, 2023	12,188
Addition	8,364
Transfer from level 2	12,068
Impairment loss	(2,869)
Unrealized loss	(1,813)
Disposal	(275)
Balance as of December 31, 2024	27,663

The Group recognized US$2,869 impairment loss for the level 3 investments in 2024. A US$1,500 impairment loss was recognized on an investment in which the investee entered liquidation in 2024 with minimum recoverable value. The remaining impairment loss was attributable to declines in the fair value of individual available-for-sale investments below their amortized cost, driven by credit-related factors.

Fair-value measurement on a non-recurring basis

Goodwill and acquired intangible assets are measured at fair value on a non-recurring basis when an impairment is recognized. The Group measures goodwill at fair value annually or whenever events or changes in circumstances indicate that the carrying amount of a reporting unit exceeds its fair value. The fair value of goodwill is determined using discounted cash flows, and an impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. The Group measures acquired intangible assets using the income approach—discounted cash flow method, when events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. During the years ended December 31, 2022, 2023 and 2024, the Group recorded nil, US$1,135 and nil impairment loss for intangible assets, and no impairment loss was recognized for goodwill.

The Group measures long-term investments (excluding the equity securities with readily determinable fair values, available-for-sale investments, and the equity method investments) at fair value on a nonrecurring basis only if an impairment indicator exist or an observable price adjustment is available in the current period. For equity securities without readily determinable fair value for which the Group elected to use the measurement alternative, the investment is measured at fair value on a nonrecurring basis whenever there is an impairment or any changes resulting from observable price changes in an orderly transaction for the identical or a similar investment of the same issuer. The fair value of the investment is categorized as level 2 in the fair value hierarchy when directly or indirectly observable inputs in the market place are identified. Whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable, the fair value of aforementioned long-term investments is determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection of discounted future cash flow and the discount rate.